Equity (Details) - Schedule of activity during the year ended	12 Months Ended
Dec. 31, 2021 $ / shares shares
Equity (Details) - Schedule of activity during the year ended [Line Items]
Warrant Outstanding, Beginning balance | shares
Weighted-Average Exercise Price, Beginning balance | $ / shares
Weighted-Average Life (years), Beginning balance
Warrant Outstanding, Exercisable | shares	895,144
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 5.1
Weighted-Average Life (years), Exercisable	9 years 10 months 9 days
Warrant Outstanding, Issuances | shares	3,855,000
Weighted-Average Exercise Price,Issuances | $ / shares	$ 3.08
Weighted-Average Life (years), Issuances	2 years 1 month 17 days
Warrant Outstanding, Ending balance | shares	3,855,000
Weighted-Average Exercise Price, Ending balance | $ / shares	$ 3.08
Weighted-Average Life (years), Ending balance	1 year 7 months 6 days
Stock Option [Member]
Equity (Details) - Schedule of activity during the year ended [Line Items]
Warrant Outstanding, Beginning balance | shares
Weighted-Average Exercise Price, Beginning balance | $ / shares
Weighted-Average Life (years), Beginning balance
Warrant Outstanding, Ending balance | shares	1,504,650
Weighted-Average Exercise Price, Ending balance | $ / shares	$ 5.1
Weighted-Average Life (years), Ending balance	9 years 10 months 6 days
Warrant Outstanding, Grants | shares	1,504,650
Weighted-Average Exercise Price, Grants | $ / shares	$ 5.1
Weighted-Average Life (years), Grants	10 years